Restructuring and Other Items - Additional Information (Detail)	0 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended
	Jun. 11, 2012 USD ($)	Jun. 11, 2012 EUR (€)	Jun. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 11, 2012 USD ($)	Jun. 11, 2012 EUR (€)	Dec. 31, 2014 Asset Impairment USD ($)	Dec. 31, 2014 Onerous Lease USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 8,796,000	$ 9,033,000	$ 4,525,000			$ 5,600,000	$ 3,200,000
Restructuring and other charges					9,000,000
Agreement settlement charges	220,000	160,000
Discretionary bonus							271,000	194,000
Share-based compensation			$ 620,000			$ 738,000